OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2024
Deferred Costs, Noncurrent [Abstract]
OTHER LONG-TERM LIABILITIES	OTHER LONG-TERM LIABILITIES

at December 31	2024	2023
(millions of Canadian $)

Operating lease obligations (Note 10)	451	400
Fair value of derivative contracts (Note 28)	209	106
Asset retirement obligations	108	64
Employee post-retirement benefits (Note 27)	94	97
Other	189	324
	1,051	991